GS Mortgage-Backed Securities Trust 2024-PJ2 ABS-15G

Exhibit 99.3 - Schedule 4

Loan Number	TPR Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXX	XXXXXXXXXX	XXXX	XXXX	FICO	11	Yes
XXXX	XXXXXXXXXX	XXXX	XXXX	FICO	-23	Yes